[EATON VANCE LOGO]

[BRICK WALL]

[EDUCATION]

SEMIANNUAL REPORT SEPTEMBER 30, 2002

EATON VANCE
NATIONAL
LIMITED
MATURITY
MUNICIPALS
FUND

[HIGHWAY]

[BRIDGE]

                      IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2002

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]

Thomas J. Fetter
President

Of the many variables confronting the municipal bond investor, few are as crucial to performance as maintaining good call protection. Most municipal bonds include call provisions, which outline the terms under which the bond issuer can redeem the bond prior to its stated maturity date. While these provisions increase the issuer's financial flexibility, they create an ongoing challenge for municipal bond investors.

CALL PROTECTION IS CRITICAL TO DELIVERING A CONSISTENT DIVIDEND...

Fund dividends are affected by changes in the prevailing interest rate level; thus, as rates decline, fund dividends understandably reflect those fluctuations. Call provisions permit bond issuers to refinance their outstanding debt, under specific terms and timing, in much the same way a homeowner refinances a mortgage. Not surprisingly, these calls can be disruptive for investors, who may be forced to reinvest the proceeds of a called bond at lower interest rates. Therefore, prudent investors strive to maintain adequate call protection in an effort to insulate the portfolio from these untimely disruptions and thereby provide a more predictable income stream.

AMPLE CALL PROTECTION ENHANCES THE POTENTIAL FOR CAPITAL APPRECIATION...

Price performance is another compelling reason to maintain adequate call protection. As most investors know, bond prices rise as interest rates decline. That is, bond investors will pay more for a bond as interest rates fall below the bond's existing coupon. Because it responds to declining rates, such a bond is said to have "positive convexity."

However, investors will NOT pay as much for a bond - even if rates are falling -if that bond is likely to be called. As a bond approaches the point where it is likely to be called, it tends to trade nearer its call price, usually par or a modest premium. As a result, this tends to impede the callable bond's upside performance. In effect, the callable bond has lost its positive convexity and is now said to have "negative convexity," meaning it will be significantly less responsive to declining interest rates. The chart above demonstrates this relationship. Note that as interest rates decline to point Y - the point where investors start to anticipate an imminent call - the price performance of the callable bond tends to "roll-off," and thus lag that of the non-callable bond. While it is difficult to pinpoint precisely when this "roll-off" will occur, bonds with ample call protection are generally considered less susceptible to this phenomenon than bonds with waning call protection.

[CHART]

CALL PROTECTION IMPROVES PERFORMANCE CHARACTERISTICS

RISING
PRICE
DECLINING

A-B: PERFORMANCE TENDENCY OF NON-CALLABLE BOND
A-C: PERFORMANCE TENDENCY OF CALLABLE BOND

B
C
Y*
A

DECLINING
YIELDS
RISING

LINES REFER TO THE PERFORMANCE CHARACTERISTICS OF A GENERIC CALLABLE BOND AND
ITS GENERIC NON-CALLABLE BOND COUNTERPART. AS YIELDS DECLINE, BOND PRICES RISE.

*Y REFERS TO THE POINT WHERE DECLINE IN YIELD MAKES A CALL INCREASINGLY LIKELY
FOR A CALLABLE BOND AND BEGINS TO IMPEDE PERFORMANCE.

WE BELIEVE THAT ATTENTION TO CALL PROTECTION IS A MAJOR ADVANTAGE OF MUNICIPAL BOND MUTUAL FUNDS...

While call features can have a profound influence on income and price performance, these nuances may be overlooked by the individual investor, a fact that can put the individual at a serious disadvantage. At Eaton Vance, call provisions remain a prime strategic consideration for our fund managers and analysts. We monitor our portfolios and individual bonds and make periodic adjustments to update call protection, as necessary. Together with diversification, in-depth research and professional management, we believe that continuously updated call protection represents yet another major advantage for the mutual fund investor.

                                        Sincerely,

                                        /s/ Thomas J. Fetter

                                        Thomas J. Fetter
                                        President
                                        November 12, 2002

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

MARKET RECAP

The U.S. economy continued to struggle in 2002, amid uncertainties over the direction of the financial markets and a volatile geopolitical climate. While consumer spending has been surprisingly strong, companies have remained reluctant to resume capital spending, especially in the key technology sector. In addition, issues of corporate governance and malfeasance have remained major concerns for many Americans. Finally, the possibility of military conflict looming in the Mideast has cast an uneasy pall over the financial markets.

CONSUMER SPENDING HAS KEPT THE LUKEWARM U.S. ECONOMY AFLOAT ...

Consumers have taken advantage of historically low interest rates and kept the economy afloat. Sales incentives have spurred some industrial sectors, such as autos, and helped reduce inventories, while dramatically lower interest rates have invigorated the housing sector. Those key sectors have likely helped the economy avert a "double-dip" recession. However, even the prodigious buying power of the U.S. consumer has its limits. The nation's Gross Domestic Product registered a meager 1.3% growth rate in the second quarter of 2002, suggesting that, while the nation has climbed out of recession, a full-scale recovery remains elusive. In order to mount a sustainable recovery, businesses - which had dramatically cut costs to weather the recession - must sharply increase their capital spending from current levels. Such an increase would lead to increased capacity spurring new investment and job creation.

IN RESPONSE TO A WEAK ECONOMY, THE FEDERAL RESERVE HAS ONCE AGAIN TURNED ACCOMMODATIVE ...

The Federal Reserve, which earlier in the year had suggested that it was poised to raise rates, has more recently indicated a more accommodative bias. That shift - in addition to the continued lack of inflationary pressures - has contributed to a favorable climate for the bond market, whose prices move in the opposite direction of interest rates. For example, 5-year Treasury bond yields were at 4.80% on March 31, 2002. With increasing signs that the economy was not strengthening as expected, 5-year yields fell to 2.56% by late September. Against that backdrop, the Lehman Brothers 7-Year Municipal Bond Index - a broad-based, unmanaged index of intermediate-maturity municipal bonds - posted a total return of 4.53% for the six months ended August 31, 2002.*

[CHART]

INTERMEDIATE-TERM MUNICIPAL BOND YIELDS SURPASSED TREASURY YIELDS

2.64%                                   4.30%
5-YEAR AAA-RATED                        TAXABLE EQUIVALENT YIELD
GENERAL OBLIGATION (GO) BONDS*          IN 38.6% TAX BRACKET

2.56%
5-YEAR TREASURY BOND

PRINCIPAL AND INTEREST PAYMENTS OF TREASURY SECURITIES ARE GUARANTEED BY THE U.S. GOVERNMENT.

*GO YIELDS ARE A COMPILATION OF A RESPRESENTATIVE VARIETY OF GENERAL OBLIGATIONS
AND ARE NOT NECESSARILY REPRESENTATIVE OF THE FUNDS' YIELD. STATISTICS AS OF SEPTEMBER 30, 2002.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
SOURCE: BLOOMBERG, L.P.

Interestingly, with investors once again demonstrating their tendency to flee risk in an uncertain climate, municipal bonds have been the leading asset class in 2002, outpacing government bonds, investment-grade corporate bonds, high-yield bonds and the equity markets, which registered sharp declines for the third consecutive year.



AMID CONTINUING ECONOMIC CONCERNS, WE BELIEVE THE OUTLOOK FOR BONDS IS FAVORABLE ...

Given the dampened expectations for economic growth in the coming year, we believe that the outlook for bonds is fairly constructive. In addition to moderate inflation and lower interest rates, the municipal market is likely to be buoyed by the failure to enact permanent tax cut proposals. Finally, municipals bonds remain a favored investment vehicle for investors seeking quality in troubled times. Thus, while the markets still face many uncertainties, the municipal market remains a safe harbor for many investors. We are confident that municipal bonds can play a valuable role in the portfolios of quality- and tax-conscious investors.

*It is not possible to invest directly in an Index.

INVESTMENT UPDATE

MANAGEMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]

William H. Ahern
Portfolio Manager

- The U.S. economy emerged weakly from last year's recession, with the manufacturing, technology and financial sectors still reporting sluggish business conditions. The housing sector remained a bright spot, boosted by the lowest mortgage rates in a generation. The nation's jobless rate was 5.6% in September 2002, up from 4.9% a year ago.

- Escrowed bonds were the Portfolio's largest sector weighting at September 30, 2002. Pre-refunded to maturity and backed by Treasury bonds, historically they have represented attractive coupons and good quality in an uncertain economy.

- The Portfolio had investments in insured* transportation bonds, with airport issues especially prominent. Financing the construction of terminal and cargo facilities for hubs like Chicago's O'Hare, the insured* bonds were insulated from the industry's recent downturn.

- Quality remained a prime consideration for the Portfolio, with general obligations (GOs) again a major focus. In a weak economy, we seek GOs representing what we see as quality issuers, whose revenues may be less volatile than their industrial issuer counterparts.

- The Portfolio added Triborough Bridge and Tunnel Authority bonds. Backed by toll revenues from the bridges and tunnels that form the primary routes into New York City, the bonds carry a AA- rating. Bridge and tunnel traffic has remained fairly stable following the September 11 attacks, continuing to provide strong revenue coverage for debt service on the bonds.

PORTFOLIO STATISTICS(6)

- Number of Issues:                         161
- Effective Maturity:                       9.3 years
- Average Rating:                           A+
- Average Call:                             8.3 years
- Average Dollar Price:                     $104.36

THE FUND

- During the six months ended September 30, 2002, the Fund's Class A, Class B and Class C shares had total returns of 7.50%, 7.08% and 7.08%, respectively.(1) For Class A and Class B, these returns resulted from an increase in net asset value (NAV) per share to $10.35 on September 30, 2002 from $9.86 on March 31, 2002, and the reinvestment of $0.240 and $0.201 per share, respectively, in tax-free income.(2) For Class C, this return resulted from an increase in NAV to $9.70 from $9.24, and the reinvestment of $0.188 per share in tax-free income.(2)

- Based on the most recent distributions and NAVs on September 30, 2002 of $10.35 per share for Class A and Class B, and $9.70 for Class C, distribution rates were 4.49%, 3.77% and 3.76%, respectively.(3) The distribution rates of Class A, Class B and Class C shares are equivalent to taxable rates of 7.31%, 6.14% and 6.12%, respectively.(4)

- The SEC30-day yields for Class A, B and C shares at September 30, 2002 were 3.84%, 3.18% and 3.18%, respectively.(5) The SEC 30-day yields of Class A, B and C shares are equivalent to taxable yields of 6.25%, 5.18% and 5.18%, respectively.(4)

RATING DISTRIBUTION(6)

[CHART]

NON-RATED   15.6%
AAA         40.3%
AA           7.9%
A           17.2%
BBB         18.7%
BB           0.3%

* Private insurance does not decrease the risk of loss of principal associated with this investment.

FUND INFORMATION
AS OF SEPTEMBER 30, 2002

PERFORMANCE(7)                                       CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
--------------------------------------------------------------------------------
One Year                                              7.99%     7.16%     7.11%
Five Years                                            5.20      4.39      4.30
Ten Years                                             N.A.      4.62      N.A.
Life of Fund+                                         5.64      4.84      3.89
SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
--------------------------------------------------------------------------------
One Year                                              5.58%     4.16%     6.11%
Five Years                                            4.72      4.39      4.30
Ten Years                                             N.A.      4.62      N.A.
Life of Fund+                                         5.26      4.84      3.89

+Inception Dates - Class A: 6/27/96; Class B: 5/22/92; Class C:12/8/93

5 LARGEST SECTORS(6)

BY NET ASSETS

[CHART]

ESCROWED/PREREFUNDED          14.4%
INSURED* - TRANSPORTATION     12.1%
ELECTRIC UTILITIES            11.5%
GENERAL OBLIGATIONS            7.3%
HOSPITALS                      6.9%

---------------------------------------
(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax, and state and local income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 38.6% federal income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Portfolio Statistics, Rating Distribution and 5 Largest Sectors are as of 9/30/02 only and may not be representative of the Portfolio's current or future investments. (7) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year; Class C shares are subject to 1% CDSC within 1st year.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2002
Assets
------------------------------------------------------
Investment in National Limited Maturity
   Municipals Portfolio, at value
   (identified cost, $151,624,154)        $158,877,985
Receivable for Fund shares sold                800,568
------------------------------------------------------
TOTAL ASSETS                              $159,678,553
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $    565,641
Dividends payable                              233,580
Payable to affiliate for distribution
   and service fees                              3,880
Accrued expenses                                27,376
------------------------------------------------------
TOTAL LIABILITIES                         $    830,477
------------------------------------------------------
NET ASSETS                                $158,848,076
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $158,974,913
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                         (7,282,654)
Accumulated distributions in excess of
   net investment income                       (98,014)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                          7,253,831
------------------------------------------------------
TOTAL                                     $158,848,076
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $106,554,161
SHARES OUTSTANDING                          10,295,335
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      10.35
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 97.75 of $10.35)      $      10.59
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $ 20,597,786
SHARES OUTSTANDING                           1,989,673
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      10.35
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $ 31,696,129
SHARES OUTSTANDING                           3,266,300
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.70
------------------------------------------------------

 On sales of $100,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
SEPTEMBER 30, 2002
Investment Income
-----------------------------------------------------
Interest allocated from Portfolio         $ 3,684,408
Expenses allocated from Portfolio            (368,254)
-----------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $ 3,316,154
-----------------------------------------------------

Expenses
-----------------------------------------------------
Trustees' fees and expenses               $     2,040
Distribution and service fees
   Class A                                     70,854
   Class B                                     67,723
   Class C                                    110,658
Transfer and dividend disbursing agent
   fees                                        28,785
Registration fees                              21,977
Custodian fee                                  13,801
Printing and postage                           10,665
Legal and accounting services                   8,915
Miscellaneous                                   6,121
-----------------------------------------------------
TOTAL EXPENSES                            $   341,539
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 2,974,615
-----------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $   153,622
   Financial futures contracts             (1,240,694)
-----------------------------------------------------
NET REALIZED LOSS                         $(1,087,072)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 8,171,169
   Financial futures contracts               (435,937)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 7,735,232
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 6,648,160
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 9,622,775
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       SEPTEMBER 30, 2002  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)         MARCH 31, 2002
----------------------------------------------------------------------------
From operations --
   Net investment income                  $        2,974,615  $    4,613,995
   Net realized loss                              (1,087,072)       (470,185)
   Net change in unrealized
      appreciation (depreciation)                  7,735,232      (1,310,611)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $        9,622,775  $    2,833,199
----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $       (2,200,386) $   (3,984,827)
      Class B                                       (293,156)       (357,257)
      Class C                                       (477,169)       (522,049)
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $       (2,970,711) $   (4,864,133)
----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $       29,830,721  $   23,696,486
      Class B                                     11,737,369       8,372,364
      Class C                                     20,861,885      15,693,887
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                        985,316       1,729,703
      Class B                                        124,968         139,152
      Class C                                        214,661         229,811
   Cost of shares redeemed
      Class A                                    (13,542,189)    (13,952,688)
      Class B                                     (1,683,111)     (3,179,066)
      Class C                                    (10,106,731)     (3,648,399)
   Net asset value of shares exchanged
      Class A                                        973,458       2,337,018
      Class B                                       (973,458)     (2,337,018)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $       38,422,889  $   29,081,250
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $       45,074,953  $   27,050,316
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $      113,773,123  $   86,722,807
----------------------------------------------------------------------------
AT END OF PERIOD                          $      158,848,076  $  113,773,123
----------------------------------------------------------------------------

Accumulated distributions
in excess of net investment
income included in net assets
----------------------------------------------------------------------------
AT END OF PERIOD                          $          (98,014) $     (101,918)
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                            CLASS A
                                  -------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                              YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    ---------------------------------------------------------------------
                                  (UNAUDITED)               2002(1)(2)          2001        2000(2)        1999        1998
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $  9.860              $10.040          $ 9.790       $10.490      $10.580     $10.070
-----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                  $  0.237              $ 0.485          $ 0.531       $ 0.516      $ 0.519     $ 0.527
Net realized and unrealized
   gain (loss)                            0.489               (0.152)           0.241        (0.692)      (0.090)      0.488
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $  0.726              $ 0.333          $ 0.772       $(0.176)     $ 0.429     $ 1.015
-----------------------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------------------
From net investment income             $ (0.236)             $(0.513)         $(0.522)      $(0.524)     $(0.519)    $(0.505)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $ (0.236)             $(0.513)         $(0.522)      $(0.524)     $(0.519)    $(0.505)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 10.350              $ 9.860          $10.040       $ 9.790      $10.490     $10.580
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                            7.50%                3.39%            8.12%        (1.68)%       3.89%      10.50%
-----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $106,554              $83,647          $71,365       $75,081      $73,048     $59,992
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                             0.86%(5)             0.91%            0.94%         1.03%        0.98%       0.99%
   Expenses after custodian
      fee reduction(4)                     0.84%(5)             0.88%            0.93%         1.01%        0.97%       0.98%
   Net investment income                   4.66%(5)             4.85%            5.37%         5.14%        4.96%       5.16%
Portfolio Turnover of the
   Portfolio                                 17%                  12%              13%           27%          26%         41%
-----------------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002, and increase the ratio of net investment income to average net assets from 4.83% to 4.85%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using the average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                             CLASS B
                                  ----------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                                YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    ------------------------------------------------------------------------
                                  (UNAUDITED)               2002(1)(2)          2001        2000(2)        1999        1998(2)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.860               $10.040          $ 9.790       $10.490      $10.580       $10.070
--------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.215               $ 0.409          $ 0.461       $ 0.438      $ 0.412       $ 0.454
Net realized and unrealized
   gain (loss)                           0.473                (0.155)           0.232        (0.693)      (0.066)        0.488
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.688               $ 0.254          $ 0.693       $(0.255)     $ 0.346       $ 0.942
--------------------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.198)              $(0.434)         $(0.443)      $(0.445)     $(0.436)      $(0.432)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.198)              $(0.434)         $(0.443)      $(0.445)     $(0.436)      $(0.432)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.350               $ 9.860          $10.040       $ 9.790      $10.490       $10.580
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           7.08%                 2.58%            7.26%        (2.46)%       3.29%         9.52%
--------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $20,598               $10,638          $ 7,840       $ 6,452      $ 5,450       $11,538
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.60%(5)              1.66%            1.68%         1.81%        1.73%         1.73%
   Expenses after custodian
      fee reduction(4)                    1.58%(5)              1.63%            1.67%         1.79%        1.72%         1.72%
   Net investment income                  3.89%(5)              4.09%            4.61%         4.36%        4.23%         4.42%
Portfolio Turnover of the
   Portfolio                                17%                   12%              13%           27%          26%           41%
--------------------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002, and increase the ratio of net investment income to average net assets from 4.07% to 4.09%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using the average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                      CLASS C
                                  -------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    ---------------------------------------------------------
                                  (UNAUDITED)               2002(1)(2)          2001        2000(2)        1999
-----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.240               $ 9.400          $ 9.160       $ 9.820      $ 9.920
-----------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.190               $ 0.379          $ 0.423       $ 0.401      $ 0.407
Net realized and unrealized
   gain (loss)                           0.455                (0.138)           0.225        (0.651)      (0.089)
-----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.645               $ 0.241          $ 0.648       $(0.250)     $ 0.318
-----------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------
From net investment income             $(0.185)              $(0.401)         $(0.408)      $(0.410)     $(0.418)
-----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.185)              $(0.401)         $(0.408)      $(0.410)     $(0.418)
-----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.700               $ 9.240          $ 9.400       $ 9.160      $ 9.820
-----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           7.08%                 2.58%            7.25%        (2.57)%       3.24%
-----------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $31,696               $19,488          $ 7,517       $ 7,712      $11,193
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.60%(5)              1.66%            1.69%         1.90%        1.81%
   Expenses after custodian
      fee reduction(4)                    1.58%(5)              1.63%            1.68%         1.88%        1.80%
   Net investment income                  3.88%(5)              4.05%            4.61%         4.26%        4.10%
Portfolio Turnover of the
   Portfolio                                17%                   12%              13%           27%          26%
-----------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002, and increase the ratio of net investment income to average net assets from 4.03% to 4.05%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using the average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance National Limited Maturity Municipals Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares: Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class B shares held longer than (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares. In addition, Class B shares acquired through the reinvestment of distributions will also convert to Class A shares in proportion to shares not acquired through reinvestment. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of paid shares of each class to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the National Limited Maturity Municipals Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at September 30, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $5,850,274 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover will expire as follows on: March 31, 2010, $146,034, March 31, 2009, $248,691, March 31,
   2007, $60,400, March 31, 2006, $320,446, March 31, 2005, $1,120,027,
   March 31, 2004, $1,216,547 and March 31, 2003, $2,738,129. Dividends paid by the Fund from net interest on tax-exempt municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated Investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   September 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Dividends are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 2003 and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2002     YEAR ENDED
    CLASS A                                   (UNAUDITED)            MARCH 31, 2002
    ----------------------------------------------------------------------------------
    Sales                                                 2,948,626          2,369,418
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                             97,625            173,272
    Redemptions                                          (1,335,123)        (1,400,237)
    Exchange from Class B shares                             96,544            234,623
    ----------------------------------------------------------------------------------
    NET INCREASE                                          1,807,672          1,377,076
    ----------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2002     YEAR ENDED
    CLASS B                                   (UNAUDITED)            MARCH 31, 2002
    ----------------------------------------------------------------------------------
    Sales                                                 1,160,066            837,593
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                             12,350             13,940
    Redemptions                                            (165,352)          (318,869)
    Exchange to Class A shares                              (96,544)          (234,623)
    ----------------------------------------------------------------------------------
    NET INCREASE                                            910,520            298,041
    ----------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2002     YEAR ENDED
    CLASS C                                   (UNAUDITED)            MARCH 31, 2002
    ----------------------------------------------------------------------------------
    Sales                                                 2,203,488          1,675,704
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                             22,628             24,583
    Redemptions                                          (1,068,878)          (390,758)
    ----------------------------------------------------------------------------------
    NET INCREASE                                          1,157,238          1,309,529
    ----------------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   adviser fee. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $6,983 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2002.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect a distribution plan for Class B shares (Class B Plan) and for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares
   (Class A Plan), (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% of the aggregate amount received by the Fund for Class B shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to or payable to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. For the six months ended September 30, 2002, the Fund paid or accrued $56,436 and $92,215 for Class B and Class C shares, respectively, to EVD, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At
   September 30, 2002, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $1,017,000 and $7,246,000 for Class B and Class C shares, respectively.

   The Plans authorize each class to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for each fiscal year. The Trustees approved quarterly service fee payments equal to 0.15% per annum of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended September 30, 2002 amounted to $70,854, $11,287, and $18,443 for Class A, Class B, and Class C shares, respectively.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B and Class C shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see
   Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $18,000 and $7,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended September 30, 2002.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the six months ended September 30, 2002, aggregated $62,674,667 and $28,616,739, respectively.

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Cogeneration -- 2.2%
-------------------------------------------------------------------------
     $  500        Carbon County, PA, IDA, (Panther Creek
                   Partners), (AMT), 6.65%, 5/1/10           $    532,470
        650        New Jersey EDA, (Trigen-Trenton), (AMT),
                   6.10%, 12/1/04                                 658,079
        800        Pennsylvania EDA, (Resource
                   Recovery-Northampton), (AMT),
                   6.75%, 1/1/07                                  828,736
      1,400        Pennsylvania EDA, (Resource
                   Recovery-Colver), (AMT), 7.05%, 12/1/10      1,461,908
-------------------------------------------------------------------------
                                                             $  3,481,193
-------------------------------------------------------------------------
Education -- 1.7%
-------------------------------------------------------------------------
     $  200        Connecticut HEFA, (Quinnipiac College),
                   6.00%, 7/1/13                             $    205,574
        850        New Hampshire HEFA, (Colby-Sawyer
                   College), 7.20%, 6/1/12                        915,475
      1,700        University of Illinois, 0.00%, 4/1/15          999,923
      1,000        University of Illinois, 0.00%, 4/1/16          554,150
-------------------------------------------------------------------------
                                                             $  2,675,122
-------------------------------------------------------------------------
Electric Utilities -- 11.5%
-------------------------------------------------------------------------
     $  900        Brazos River Authority, TX, (Reliant
                   Energy, Inc.), 5.20%, 12/1/18             $    887,544
      1,000        Hillsborough County, FL, IDA, Pollution
                   Control Revenue, (Tampa Electric Co.),
                   5.10%, 10/1/13                               1,075,010
      1,000        Illinois Development Finance Authority
                   PCR, (AMT), 5.00%, 6/1/28                    1,059,190
      1,000        New Hampshire Business Finance Authority
                   Pollution Control, (Central Maine Power
                   Co.), 5.375%, 5/1/14                         1,072,220
      3,000        North Carolina Eastern Municipal Power
                   Agency, Power System, 5.75%, 12/1/16         3,102,660
      1,000        North Carolina Municipal Power Agency,
                   (Catawba), 6.375%, 1/1/13                    1,127,050
      2,350        Ohio Air Quality Development Authority,
                   Pollution Control Facilities,
                   6.00%, 12/1/13                               2,452,084
      1,455        Ohio Water Development Authority,
                   Pollution Control Facilities, (Cleveland
                   Electric), 3.40%, 10/1/30                    1,460,820
      1,250        Sam Rayburn, TX, Municipal Power Agency,
                   Power Supply System, 6.00%, 10/1/16          1,342,863
      1,000        San Antonio, TX, Electric and Natural
                   Gas, 4.50%, 2/1/21                             993,160
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Electric Utilities (continued)
-------------------------------------------------------------------------
     $3,500        Wake County, NC, Industrial Facilities
                   and Pollution Control Financing
                   Authority, (Carolina Power and Light
                   Co.), 5.375%, 2/1/17                      $  3,750,075
-------------------------------------------------------------------------
                                                             $ 18,322,676
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 14.4%
-------------------------------------------------------------------------
     $  300        Connecticut HEFA, (Quinnipiac College),
                   Prerefunded to 07/01/03, 6.00%, 7/1/13    $    315,909
        140        Connecticut HEFA, (Sacred Heart
                   University), Prerefunded to 7/1/04,
                   6.00%, 7/1/08                                  164,070
        650        Florence, KY, Housing Facilities,
                   (Bluegrass Housing), Escrowed to
                   Maturity, 7.25%, 5/1/07                        696,735
      1,500        Grand Ledge, MI, Public School District,
                   (MBIA), Prerefunded to 5/1/04,
                   7.875%, 5/1/11(1)                            1,677,195
      4,185        Illinois Development Finance Authority,
                   (Regency Park), Escrowed to Maturity,
                   0.00%, 7/15/25                               1,320,912
        480        Kimball, NE, EDA, (Clean Harbors),
                   (AMT), Prerefunded to 9/1/06,
                   10.75%, 9/1/26                                 637,757
      3,500        Maricopa County, AZ, IDA, Multifamily,
                   Escrowed to Maturity, 6.45%, 1/1/17          4,068,820
        780        Maricopa County, AZ, IDA, Multifamily,
                   Escrowed to Maturity, 7.876%, 1/1/11           943,433
      3,000        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, 5.00%, 1/1/20          3,308,250
      1,000        Metropolitan Transportation Authority,
                   NY, Commuter Facilities, (AMBAC),
                   Escrowed to Maturity, 5.00%, 7/1/20          1,076,480
      1,500        Metropolitan Transportation Authority,
                   NY, Prerefunded to 7/1/15,
                   5.50%, 7/1/17                                1,780,005
      1,000        Metropolitan Transportation Authority,
                   NY, Transit Facilities, (FGIC),
                   Prerefunded to 10/1/15, 4.50%, 4/1/18        1,084,670
        500        Metropolitan Transportation Authority,
                   NY, Transit Facilities, (MBIA), Escrowed
                   to Maturity, 5.00%, 7/1/17                     550,930
      1,195        North Carolina Eastern Municipal Power
                   Agency, Escrowed to Maturity,
                   4.00%, 1/1/18                                1,194,259
        545        Richardson, TX, Hospital Authority
                   (Baylor/Richardson Medical Center),
                   Prerefunded to 12/01/03, 6.50%, 12/1/12        581,640
        905        Saint Tammany, LA, Public Trust Finance
                   Authority, (Christwood), Escrowed to
                   Maturity, 8.75%, 11/15/05                    1,010,098
      2,000        Tampa Bay Water Utility System, (FGIC),
                   Prerefunded to 10/1/11, 5.75%, 10/1/29       2,397,060
-------------------------------------------------------------------------
                                                             $ 22,808,223
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
General Obligations -- 7.3%
-------------------------------------------------------------------------
     $  495        Detroit, MI, 6.40%, 4/1/05                $    550,544
      1,000        Edcouch Elsa, TX, Independent School
                   District, (PSF), 4.75%, 8/15/22              1,006,320
        500        Kershaw County, SC, School District,
                   5.00%, 2/1/18                                  530,350
      1,650        McAllen, TX, Independent School
                   District, (PSF), 4.50%, 2/15/18              1,667,589
        265        New Fairfield, CT, 4.90%, 8/1/13               298,589
      1,850        New York City, NY, 5.50%, 6/1/12             2,094,570
     $1,500        New York City, NY, 5.625%, 12/1/13           1,702,110
      1,250        New York City, NY, 5.75%, 8/1/16             1,403,113
      2,000        New York City, NY, 5.875%, 8/15/13           2,267,840
-------------------------------------------------------------------------
                                                             $ 11,521,025
-------------------------------------------------------------------------
Health Care-Miscellaneous -- 1.7%
-------------------------------------------------------------------------
     $2,000        Illinois HFA, (Lutheran Social
                   Services), 6.125%, 8/15/10                $  1,973,980
        150        Pittsfield Township, MI, EDC, (Arbor
                   Hospice), 7.875%, 8/15/27                      148,527
        558        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 6.00%, 12/1/36                  584,767
-------------------------------------------------------------------------
                                                             $  2,707,274
-------------------------------------------------------------------------
Hospital -- 6.9%
-------------------------------------------------------------------------
     $  550        Colorado Health Facilities Authority,
                   (Parkview Medical Center), 5.75%, 9/1/09  $    598,235
        500        Colorado Health Facilities Authority,
                   (Parkview Memorial Hospital),
                   6.125%, 9/1/25                                 517,260
      1,700        Colorado Health Facilities Authority,
                   (Steamboat Springs Health),
                   5.00%, 9/15/03                               1,722,848
        125        Connecticut HEFA, (Griffin Hospital),
                   6.00%, 7/1/13                                  128,295
        750        Forsyth County, GA, Hospital Authority,
                   (Georgia Baptist Health Care System),
                   6.00%, 10/1/08                                 751,868
        100        Michigan Hospital Finance Authority,
                   (Central Michigan Community Hospital),
                   6.00%, 10/1/05                                 104,644
        100        Michigan Hospital Finance Authority,
                   (Central Michigan Community Hospital),
                   6.10%, 10/1/06                                 105,595
        225        Michigan Hospital Finance Authority,
                   (Central Michigan Community Hospital),
                   6.20%, 10/1/07                                 238,678
        855        Michigan Hospital Finance Authority,
                   (Gratiot Community Hospital),
                   6.10%, 10/1/07                                 897,408
      1,000        Michigan Hospital Finance Authority,
                   (Memorial Healthcare Center),
                   5.875%, 11/15/21                               977,370
        400        New Hampshire HEFA, (Littleton Hospital
                   Association), 5.45%, 5/1/08                    393,508
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Hospital (continued)
-------------------------------------------------------------------------
     $1,000        Oklahoma Development Finance Authority,
                   (Hillcrest Healthcare), 5.625%, 8/15/19   $    794,550
      2,000        Orange County, FL, Health Facilities
                   Authority, (Adventist Health System),
                   5.25%, 11/15/18                              2,081,520
        465        San Gorgonio, CA, Memorial Health Care
                   District, 5.60%, 5/1/11                        455,802
      1,000        Sullivan County, TN, Health Educational
                   and Housing Facility Board, (Wellmont
                   Health System), 6.75%, 9/1/15                1,132,800
-------------------------------------------------------------------------
                                                             $ 10,900,381
-------------------------------------------------------------------------
Housing -- 1.2%
-------------------------------------------------------------------------
     $  600        Georgia Private Colleges and
                   Universities Authority, Student Housing
                   Revenue, (Mercer Housing Corp.),
                   6.00%, 6/1/31                             $    613,362
        705        Sandaval County, NM, Multifamily ,
                   6.00%, 5/1/32                                  717,211
        385        Texas Student Housing Corp., (University
                   of Northern Texas), 6.75%, 7/1/16              386,351
        210        Texas Student Housing Corp., (University
                   of Northern Texas), 9.375%, 7/1/06             209,683
-------------------------------------------------------------------------
                                                             $  1,926,607
-------------------------------------------------------------------------
Industrial Development Revenue -- 6.7%
-------------------------------------------------------------------------
     $  460        Austin, TX, (Cargoport Development LLC),
                   (AMT), 7.50%, 10/1/07                     $    470,148
        440        Austin, TX, (Cargoport Development LLC),
                   (AMT), 8.30%, 10/1/21                          472,956
        500        Cartersville, GA, Development Authority
                   Waste and Wastewater Facility,
                   (Anheuser-Busch), (AMT), 5.10%, 2/1/12         548,395
      1,185        Connecticut Development Authority,
                   (Frito Lay), 6.375%, 7/1/04                  1,187,086
        800        Dickinson County, MI, Economic
                   Development Corp., (International Paper
                   Co.), 5.75%, 6/1/16                            823,112
        250        Eastern Connecticut Resources Recovery
                   Authority, (Wheelabrator Lisbon), (AMT),
                   5.00%, 1/1/03                                  250,900
      1,500        Houston, TX, Industrial Development
                   Corp., (AMT), 6.375%, 1/1/23                 1,492,050
        900        Iowa Finance Authority, (Southbridge
                   Mall), 6.375%, 12/1/13                         853,398
        500        Jones County, MS, (International Paper),
                   5.80%, 10/1/21                                 500,425
      1,000        Los Angeles, CA, Regional Airports
                   Improvements Corp., (Los Angeles
                   International Terminal Four),
                   7.125%, 12/1/24                                747,460

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Industrial Development Revenue (continued)
-------------------------------------------------------------------------
     $1,000        Michigan Job Development Authority,
                   (General Motors Corp.), PCR,
                   5.55%, 4/1/09                             $  1,001,100
        875        Michigan State Strategic Fund, (Crown
                   Paper), 6.25%, 8/1/12(2)                       114,394
        500        Missouri Development Finance Authority,
                   Solid Waste Disposal, (Proctor and
                   Gamble Paper Products), (AMT),
                   5.20%, 3/15/29                                 534,070
      1,000        New Jersey EDA, (Continental Airlines),
                   (AMT), 6.25%, 9/15/19                          607,380
      1,000        New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27                                  932,100
         56        Robbins, IL, Resource Recovery, (AMT),
                   0.00%, 10/15/09                                 12,313
         21        Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/09                                 11,995
        121        Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/24                                 53,194
        180        Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(2)                                449
         70        Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(2)                                176
-------------------------------------------------------------------------
                                                             $ 10,613,101
-------------------------------------------------------------------------
Insured-Education -- 0.2%
-------------------------------------------------------------------------
     $  500        Southern Illinois University, Housing
                   and Auxiliary Facilities, (MBIA),
                   0.00%, 4/1/17                             $    262,230
-------------------------------------------------------------------------
                                                             $    262,230
-------------------------------------------------------------------------
Insured-Electric Utilities -- 2.0%
-------------------------------------------------------------------------
     $  750        California Pollution Control Financing
                   Authority, PCR, (Pacific Gas and
                   Electric), (MBIA), (AMT), 5.35%, 12/1/16  $    828,840
        500        Muscatine, IA, Electric, (AMBAC),
                   5.50%, 1/1/11                                  577,900
        500        Muscatine, IA, Electric, (AMBAC),
                   5.50%, 1/1/12                                  581,220
      1,000        Puerto Rico Electric Power Authority,
                   (XLCA), 5.375%, 7/1/18                       1,166,520
-------------------------------------------------------------------------
                                                             $  3,154,480
-------------------------------------------------------------------------
Insured-General Obligations -- 3.6%
-------------------------------------------------------------------------
     $  250        Brighton, MI, School District, (AMBAC),
                   0.00%, 5/1/20                             $    108,933
        150        Hartland, MI, School District, (FGIC),
                   5.125%, 5/1/17                                 160,811
      1,000        Hillsborough Township, NJ, School
                   District, (FSA), 5.375%, 10/1/18             1,156,860
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-General Obligations (continued)
-------------------------------------------------------------------------
     $1,470        Parchment, MI, School District, (MBIA),
                   5.00%, 5/1/25                             $  1,581,117
      1,400        Springfield, OH, City School District,
                   (FGIC), 5.00%, 12/1/17                       1,529,668
      2,000        St. Louis, MO, Board of Education,
                   (FSA), 0.00%, 4/1/16                         1,124,520
-------------------------------------------------------------------------
                                                             $  5,661,909
-------------------------------------------------------------------------
Insured-Hospital -- 2.2%
-------------------------------------------------------------------------
     $  375        Akron, Bath and Copley, OH, Township,
                   Hospital District, (Childrens Hospital
                   Center), (FSA), 5.25%, 11/15/15           $    419,396
      1,180        Akron, Bath and Copley, OH, Township,
                   Hospital District, (Childrens Hospital
                   Center), (FSA), 5.25%, 11/15/16              1,311,004
      2,000        El Paso County, TX, Hospital District,
                   (MBIA), 0.00%, 8/15/06                       1,818,380
-------------------------------------------------------------------------
                                                             $  3,548,780
-------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 2.3%
-------------------------------------------------------------------------
     $  415        Connecticut Airport, (Bradley
                   International Airport), Signature
                   Flight, (FGIC), 7.40%, 10/1/04            $    441,685
      2,000        Forsyth, MT, PCR, (Avista Corp.),
                   (AMBAC), 5.00%, 10/1/32                      2,208,340
        500        Monroe County, MI, (Detroit Edison),
                   (AMBAC), (AMT), 6.35%, 12/1/04                 546,695
        400        Piedmont, SC, Municipal Power Agency,
                   (MBIA), 5.00%, 1/1/15                          421,132
-------------------------------------------------------------------------
                                                             $  3,617,852
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 0.6%
-------------------------------------------------------------------------
     $1,000        Laredo, TX, Certificates of Obligation,
                   (MBIA), 4.50%, 2/15/17                    $  1,015,940
-------------------------------------------------------------------------
                                                             $  1,015,940
-------------------------------------------------------------------------
Insured-Miscellaneous -- 0.7%
-------------------------------------------------------------------------
     $1,000        Missouri Development Finance Board
                   Cultural Facility, (Nelson Gallery
                   Foundation), (MBIA), 5.25%, 12/1/14       $  1,128,250
-------------------------------------------------------------------------
                                                             $  1,128,250
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.7%
-------------------------------------------------------------------------
     $1,000        Reno, NV, Capital Improvements, (FGIC),
                   5.625%, 6/1/14                            $  1,159,200
-------------------------------------------------------------------------
                                                             $  1,159,200
-------------------------------------------------------------------------
Insured-Transportation -- 12.1%
-------------------------------------------------------------------------
     $2,295        Chicago, IL, O'Hare International
                   Airport, (MBIA), (AMT), 5.75%, 1/1/17     $  2,564,318
      1,000        Denver, CO, City and County Airport,
                   (FSA), (AMT), 5.00%, 11/15/11                1,102,710
      1,000        Houston, TX, Airport System, (FGIC),
                   (AMT), 5.50%, 7/1/12                         1,131,100
      2,000        Kenton County, KY, Airport,
                   (Cincinnati/Northern Kentucky), (MBIA),
                   (AMT), 5.625%, 3/1/13                        2,283,960
      1,000        Miami-Dade County, FL, Aviation, (Miami
                   International Airport), (FGIC), (AMT),
                   5.50%, 10/1/13                               1,145,300
      1,430        Minneapolis and St. Paul, MN,
                   Metropolitan Airports Commission
                   Airport, (FGIC), (AMT), 6.00%, 1/1/11        1,658,800
      2,000        Minneapolis and St. Paul, MN,
                   Metropolitan Airport Commission, (FGIC),
                   (AMT), 5.25%, 1/1/11                         2,234,440
      1,000        Ohio Turnpike Commission, (FGIC),
                   5.50%, 2/15/18                               1,165,320
      1,000        Port Seattle, WA, (MBIA), (AMT),
                   6.00%, 2/1/11                                1,164,800
      2,305        San Francisco, CA, City and County
                   International Airport Commission,
                   (FGIC), 5.00%, 5/1/19                        2,471,214
      2,000        Wayne Charter County, MI, Airport,
                   (Detroit Metropolitan), (FGIC), (AMT),
                   5.50%, 12/1/15                               2,228,180
-------------------------------------------------------------------------
                                                             $ 19,150,142
-------------------------------------------------------------------------
Insured-Water and Sewer -- 1.3%
-------------------------------------------------------------------------
     $2,000        Honolulu, HI, Wastewater System, (FGIC),
                   0.00%, 7/1/11                             $  1,453,500
        630        Kannapolis, NC, Water & Sewer, (FSA),
                   4.50%, 2/1/12                                  666,137
-------------------------------------------------------------------------
                                                             $  2,119,637
-------------------------------------------------------------------------
Nursing Home -- 2.1%
-------------------------------------------------------------------------
     $  500        Citrus County, FL, IDA, (Beverly
                   Enterprises), 5.00%, 4/1/03               $    500,300
        900        Clovis, NM, IDR, (Retirement Ranches,
                   Inc.), 7.75%, 4/1/19                           938,034
        170        Fairfield, OH, EDA, (Beverly
                   Enterprises), 8.50%, 1/1/03                    171,100
        915        Massachusetts IFA, (Age Institute of
                   Massachusetts), 7.60%, 11/1/05                 922,375
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Nursing Home (continued)
-------------------------------------------------------------------------
     $  305        Okaloosa County, FL, Retirement Rental
                   Housing, (Encore Retirement Partners),
                   5.25%, 2/1/04                             $    297,576
        500        Wisconsin HEFA, (Wisconsin Illinois
                   Senior Housing), 7.00%, 8/1/29                 484,095
-------------------------------------------------------------------------
                                                             $  3,313,480
-------------------------------------------------------------------------
Other Revenue -- 4.9%
-------------------------------------------------------------------------
     $2,600        Badger Tobacco Asset Securitization
                   Corp., WI, 6.125%, 6/1/27                 $  2,603,484
        890        Barona, CA, (Band of Mission Indians),
                   8.25%, 1/1/20                                  943,729
      1,000        Capital Trust Agency, FL, (Seminole
                   Tribe Convention), 10.00%, 10/1/33           1,015,200
      1,000        Mohegan Tribe, CT, Gaming Authority,
                   5.375%, 1/1/11                               1,066,790
      1,080        New York, United Nations Development
                   Corp., 5.00%, 7/1/06                         1,082,214
        500        Saint Louis, MO, IDA, (Saint Louis
                   Convention Center), (AMT),
                   7.20%, 12/15/28                                502,935
        630        Santa Fe, NM, (Crow Hobbs),
                   8.25%, 9/1/05                                  628,261
-------------------------------------------------------------------------
                                                             $  7,842,613
-------------------------------------------------------------------------
Pooled Loans -- 2.7%
-------------------------------------------------------------------------
     $1,900        Arizona Educational Loan Marketing
                   Corp., (AMT), 6.25%, 6/1/06               $  2,070,145
      1,000        Arizona Student Loan Acquisition
                   Authority, (AMT), 7.625%, 5/1/10             1,088,440
      1,000        Arkansas State Student Loan Authority,
                   (AMT), 6.25%, 6/1/10                         1,058,170
-------------------------------------------------------------------------
                                                             $  4,216,755
-------------------------------------------------------------------------
Senior Living / Life Care -- 2.7%
-------------------------------------------------------------------------
     $  780        Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   6.60%, 12/15/28                           $    741,772
      1,105        Arizona Health Facilities Authority,
                   (Care Institute, Inc.-Mesa),
                   7.625%, 1/1/06(3)                              869,933
        300        Kalamazoo, MI, (Friendship Village),
                   6.125%, 5/15/17                                297,375
        500        Kansas City, MO, IDR, (Kingswood Manor),
                   5.80%, 11/15/17                                461,600
        245        Massachusetts IFA, (Forge Hill), (AMT),
                   6.75%, 4/1/30                                  229,658
        360        Mesquite, TX, Health Facilities
                   Development, (Christian Care Centers),
                   7.00%, 2/15/10                                 372,056

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Senior Living / Life Care (continued)
-------------------------------------------------------------------------
     $  395        Michigan Hospital Finance Authority,
                   (Presbyterian Villages), 6.20%, 1/1/06    $    413,857
        625        New Jersey EDA, (Chelsea at East
                   Brunswick), (AMT), 8.00%, 10/1/07              520,519
        495        North Miami, FL, Health Facilities
                   Authority, (Imperial Club),
                   6.75%, 1/1/33                                  434,867
-------------------------------------------------------------------------
                                                             $  4,341,637
-------------------------------------------------------------------------
Special Tax Revenue -- 3.0%
-------------------------------------------------------------------------
     $  500        Cottonwood, CO, Water and Sanitation
                   District, 7.75%, 12/1/20                  $    540,090
      2,000        Detroit, MI, Downtown Development
                   Authority Tax Increment, 0.00%, 7/1/21         755,400
        250        Frederick County, MD, Urbana Community
                   Development Authority, 6.625%, 7/1/25          259,735
        500        Heritage Palms Community Development
                   District, FL, Capital Improvements,
                   6.25%, 11/1/04                                 503,795
        370        Longleaf, FL, Community Development
                   District, 6.20%, 5/1/09                        343,064
      1,000        New York City, NY, Transitional Finance
                   Authority, 4.75%, 11/15/23                   1,009,180
      1,000        New York Local Government Assistance
                   Corp., 5.25%, 4/1/16                         1,140,110
        210        Stoneybrook, FL, West Community
                   Development District , 6.45%, 5/1/10           214,460
-------------------------------------------------------------------------
                                                             $  4,765,834
-------------------------------------------------------------------------
Transportation -- 3.8%
-------------------------------------------------------------------------
     $  500        Eagle County, CO, Airport Terminal
                   Corp., (American Airlines), (AMT),
                   6.75%, 5/1/06                             $    497,315
      1,000        Northwest Arkansas Regional Airport
                   Authority, (AMT), 7.625%, 2/1/27             1,039,120
      1,000        Port Authority of New York and New
                   Jersey, 5.375%, 3/1/28                       1,106,290
      1,300        Port Authority of New York and New
                   Jersey, (AMT), 5.50%, 7/15/12                1,428,921
        750        Triborough Bridge and Tunnel Authority,
                   NY, 5.00%, 1/1/20                              827,453
      1,000        Triborough Bridge and Tunnel Authority,
                   NY, 5.75%, 1/1/12                            1,197,900
-------------------------------------------------------------------------
                                                             $  6,096,999
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Water and Sewer -- 0.3%
-------------------------------------------------------------------------
     $  500        Michigan Municipal Bond Authority,
                   (Drinking Water), 5.25%, 10/1/19          $    547,870
-------------------------------------------------------------------------
                                                             $    547,870
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.8%
   (identified cost $149,201,283)                            $156,899,210
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.2%                       $  1,978,785
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $158,877,995
-------------------------------------------------------------------------

 AMT-Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 At September 30, 2002, the concentration of the Portfolio's investments in the various states, determined as a percentage of net assets, is as follows:


------------------------------------------------
New York                                    12.4%
------------------------------------------------
Others, representing less than 10%          86.4%
individually
------------------------------------------------

 The Portfolio invests primarily in debt securities issued by municipali-ties. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2002, 30.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.7% to 12.9% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2)  Non-income producing security.
 (3)  The Portfolio is accruing only partial interest on this security.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2002
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $149,201,283)                          $156,899,210
Cash                                         1,002,557
Receivable for investments sold                502,305
Interest receivable                          2,517,025
Prepaid expenses                                   275
------------------------------------------------------
TOTAL ASSETS                              $160,921,372
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $  1,978,307
Payable for daily variation margin on
   open financial
   futures contracts                            47,281
Accrued expenses                                17,789
------------------------------------------------------
TOTAL LIABILITIES                         $  2,043,377
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $158,877,995
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $151,624,164
Net unrealized appreciation (computed on
   the basis of
   identified cost)                          7,253,831
------------------------------------------------------
TOTAL                                     $158,877,995
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
SEPTEMBER 30, 2002
Investment Income
-----------------------------------------------------
Interest                                  $ 3,684,409
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 3,684,409
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   309,393
Trustees' fees and expenses                     5,048
Custodian fee                                  40,926
Legal and accounting services                  13,061
Miscellaneous                                  10,367
-----------------------------------------------------
TOTAL EXPENSES                            $   378,795
-----------------------------------------------------
Deduct --
   Reduction of custodian fee             $    10,541
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    10,541
-----------------------------------------------------

NET EXPENSES                              $   368,254
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 3,316,155
-----------------------------------------------------

Realized and Unrealized
Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $   153,622
   Financial futures contracts             (1,240,694)
-----------------------------------------------------
NET REALIZED LOSS                         $(1,087,072)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 8,171,169
   Financial futures contracts               (435,937)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 7,735,232
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 6,648,160
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 9,964,315
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       SEPTEMBER 30, 2002  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)         MARCH 31, 2002
----------------------------------------------------------------------------
From operations --
   Net investment income                  $        3,316,155  $    5,102,683
   Net realized loss                              (1,087,072)       (470,185)
   Net change in unrealized
      appreciation (depreciation)                  7,735,232      (1,310,609)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $        9,964,315  $    3,321,889
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $       62,674,667  $   50,056,964
   Withdrawals                                   (28,616,739)    (25,439,930)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $       34,057,928  $   24,617,034
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $       44,022,243  $   27,938,923
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $      114,855,752  $   86,916,829
----------------------------------------------------------------------------
AT END OF PERIOD                          $      158,877,995  $  114,855,752
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    -----------------------------------------------------------
                                  (UNAUDITED)             2002(1)        2001        2000        1999        1998
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                0.57%(3)          0.57%        0.61%       0.65%       0.61%       0.60%
   Expenses after custodian
      fee reduction                        0.55%(3)          0.54%        0.60%       0.63%       0.60%       0.59%
   Net investment income                   4.94%(3)          5.18%        5.68%       5.49%       5.32%       5.53%
Portfolio Turnover                           17%               12%          13%         27%         26%         41%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                            7.64%             3.75%          --          --          --          --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $158,878          $114,856      $86,917     $89,937     $89,966     $93,127
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of the net investment income to average net assets from 5.16% to 5.18%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   National Limited Maturity Municipals Portfolio (the Portfolio) seeks to provide (1) a high level of current income exempt from regular federal income tax and (2) limited principal fluctuation. The Portfolio is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its respective investors, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 J Interim Financial Statement -- The interim financial statements relating to
   September 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 2002, the fee was equivalent to 0.46%(annualized) of the Portfolio's average net assets for such period and amounted to $309,393. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2002, no significant amounts have been deferred.

3 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings may be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended September 30, 2002.

4 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $54,825,477 and $21,971,873 respectively, for the six months ended September 30, 2002.

5 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $149,091,448
    ------------------------------------------------------
    Gross unrealized appreciation             $  9,847,987
    Gross unrealized depreciation               (2,040,225)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  7,807,762
    ------------------------------------------------------

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   A summary of obligations under these financial instruments as of September 30, 2002, is as follows:

                                   FUTURES CONTRACTS
    -------------------------------------------------------------------------------
    EXPIRATION                                                       NET UNREALIZED
    DATE(S)      CONTRACTS                                 POSITION  DEPRECIATION
    -------------------------------------------------------------------------------
         12/02   89 U.S. Treasury Bond                        Short        (444,096)

   At September 30, 2002, the Portfolio had sufficient cash and/or securities to cover margin requirements on open future contracts.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2002

INVESTMENT MANAGEMENT

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Planners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio Manager

Robert B. MacIntosh
Vice President

William J. Austin, Jr.
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Planners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122


                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

                           For more information about
               Eaton Vance's privacy policies, call 1-800-262-1122


EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


      THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS
        WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING
         ITS DISTRIBUTION PLAN, SALES CHARGES AND EXPENSES. PLEASE READ
            THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


439-11/02                                                                 LNASRC